Note 14 - Commitments, Contingencies and Guarantees (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1,100	$ 0
Derivative Instrument, Shares of Common Stock Held	251,422
Deferred Share Unit Liability, Number of Common Shares	251,422
PinPoint and CORE [Member]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 10,100
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets	2 years
Business Combination, Contingent Consideration, Liability, Total	$ 1,900